Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments
The future minimum lease payments due under both non-cancelable operating leases and capital leases having initial or remaining lease terms in excess of one year as of December 31, 2018 are as follows (in thousands):

	Operating Leases	Capital Leases
2019	$2,147	$899
2020	1,245	804
2021	881	778
2022	582	219
2023	343	27
Thereafter	—	—
Total future minimum lease payments	$5,198	2,727
Less amounts representing interest		222
Present value of obligations		2,505
Less: current capital lease obligations		786
Total long-term capital lease obligations		$1,719